CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 29,516,000	$ 28,901,000
Investments (Note 4)	13,386,000	18,425,000
Prepaid expenses, accounts and other receivables (Note 5)	1,009,000	2,700,000
Total current assets	43,911,000	50,026,000
Non-current
Mineral properties (Note 6)	170,017,000	179,429,000
Investment in Treasury Metals Inc. (Note 7)	15,400,000	63,812,000
Investment in PC Gold Inc. (Note 8)	21,570,000	0
Investment in Big Ridge Gold Corp. (Note 9)	1,491,000	0
Mineral property investments (Note 10)	6,435,000	6,726,000
Property and equipment	1,086,000	570,000
Other assets	399,000	650,000
Total non-current assets	216,398,000	251,187,000
TOTAL ASSETS	260,309,000	301,213,000
LIABILITIES
Accounts payable and accrued liabilities (Note 12)	4,491,000	2,013,000
Current portion of lease liability	127,000	112,000
Provision for Pickle Crow reclamation funding (Note 6(b))	990,000	0
Current portion of environmental reclamation provision (Note 13)	0	250,000
Option - PC Gold (Note 6(b))	4,347,000	4,410,000
Obligation to distribute investments (Note 7)	0	34,040,000
Total current liabilities	9,955,000	40,825,000
Lease liability	315,000	442,000
Environmental reclamation provision (Note 13)	0	3,133,000
Silver Stream derivative liability (Note 11)	26,114,000	13,260,000
Total non-current liabilities	26,429,000	16,835,000
TOTAL LIABILITIES	36,384,000	57,660,000
SHAREHOLDERS' EQUITY
Share capital (Note 14)	318,499,000	317,167,000
Warrant and share-based payment reserve (Note 14)	47,282,000	44,648,000
Accumulated other comprehensive gain (loss)	410,000	(1,392,000)
Accumulated deficit	(142,266,000)	(116,870,000)
Total shareholders' equity	223,925,000	243,553,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 260,309,000	$ 301,213,000